ESTIMATION OF FAIR VALUE - Valuation of equity instruments Level 3 (Details) - Equity investments - Level 3 of fair value hierarchy $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($) item
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair Value	$ 47,492
Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	6,195
Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (6,286)
Comparable multiples / Recent transaction price - EBITDA Number of times
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation by number of times	1
Decrease in variation by number of times | item	1
Comparable multiples / Recent transaction price - EBITDA Number of times | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 2,860
Comparable multiples / Recent transaction price - EBITDA Number of times | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (2,865)
Adjusted Net Asset Value -Most relevant variable in assets
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	10.00%
Decrease in variation (as a percent)	10.00%
Adjusted Net Asset Value -Most relevant variable in assets | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 331
Adjusted Net Asset Value -Most relevant variable in assets | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	(287)
Option one | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	303
Option one | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (270)
Option one | Later than five years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%
Decrease in variation (as a percent)	1.00%
Option two | Later than five years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	0.30%
Decrease in variation (as a percent)	0.30%
Option two | Later than five years [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 220
Option two | Later than five years [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (223)
Option one, income
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%
Decrease in variation (as a percent)	1.00%
Option one, income | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 858
Option one, income | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (1,017)
Option two, income
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%
Decrease in variation (as a percent)	1.00%
Option two, income | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 371
Option two, income | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (378)
Adjusted discounted cash flow - Discount rates
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	0.50%
Decrease in variation (as a percent)	0.50%
Adjusted discounted cash flow - Discount rates | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 604
Adjusted discounted cash flow - Discount rates | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (607)
Adjusted discounted cash flow - Discount interest rates
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	0.50%
Decrease in variation (as a percent)	0.50%
Adjusted discounted cash flow - Discount interest rates | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 648
Adjusted discounted cash flow - Discount interest rates | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (639)